SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:              SIGNIFICANT ACCOUNTING POLICIES

               Interim Financial Statements

The accompanying consolidated balance sheet as of June 30, 2015, the consolidated statements of income, the consolidated statements of comprehensive income and the consolidated statements of cash flows for the six months ended June 30, 2014 and 2015, as well as the statement of changes in shareholders' equity for the six months ended June 30, 2015, are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”). In the management's opinion, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for the fair presentation of the Company's financial position as of June 30, 2015, as well as its results of operations and cash flows for the six months ended June 30, 2014 and 2015. The results of operations for the six months ended June 30, 2015 are not necessarily indicative of the results to be expected for the year ending December 31, 2015.

The accompanying unaudited interim financial statements should be read in conjunction with the Company's Annual Report on Form 6-K filed with the Securities and Exchange Commission (the "SEC") on April 6, 2015.

b.              Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates, judgments and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. Actual results could differ materially from those estimates. On an ongoing basis, the Company's management evaluates its estimates, including those related to accounts receivable, fair values and useful lives of intangible assets, fair values of stock-based awards, income taxes, and contingent liabilities, among others. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of the Company's assets and liabilities.

c.              Impairment of long-lived assets and intangible assets subject to amortization

Property and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with Accounting Standards Codification ("ASC") No. 360, "Accounting for the Impairment or Disposal of Long-Lived Assets", whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The recoverability of these assets is measured by comparing the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If property and equipment and intangible assets are considered to be impaired, the impairment to be recognized equals the amount by which the carrying value of the asset exceeds its fair market value.

In determining the fair values of long-lived assets for purpose of measuring impairment, the Company's assumptions include those that market participants will consider in valuations of similar assets.

For the six months ended June 30, 2015, the Company recorded impairment charges of $4,167 with respect to intangible assets subject to amortization (see Note 4).

d.              Goodwill and other intangible assets

Goodwill reflects the excess of the purchase price of business acquired over the fair value of net assets acquired. Goodwill is not amortized but instead is tested for impairment, in accordance with ASC No. 350, "Intangibles - Goodwill and Other", at least annually at December 31 each year, or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. The first step, identifying a potential impairment, compares the fair value of the reporting unit with its carrying amount. If the carrying amount exceeds its fair value, the second step would need to be performed; otherwise, no further step is required. The second step, measuring the impairment loss, compares the implied fair value of the goodwill with the carrying amount of the goodwill. Any excess of the carrying amount over the applied fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value. During the six months ended June 30, 2015, no such impairment losses were recorded.

Starting 2014, the Company operates in two operating segments, the search-based monetization for the desktop and mobile advertising. Each of the operating segments consists of  one reporting unit. For the six months ended June 30, 2015, the search-based monetization operating segment constitutes of 97% of the consolidated revenues and 91% of the consolidated net income.  In addition, as of June 30, 2015, the search-based monetization operating segment constitutes of 90% of the consolidated assets.

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives. The acquired customer arrangements, technology and logo are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such intangible assets as compared to the straight-line method.

e.              Fair value of financial instruments

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term deposits, restricted cash, accounts receivable, prepaid expenses and other assets, accounts payable, accrued expenses and other liabilities approximate their fair value due to the short-term maturities of such instruments.

The Company follows the provisions of ASC No. 820, "Fair Value Measurement" ("ASC 820"), which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In determining a fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing an asset or liability, based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect assumptions that market participants would use in pricing an asset or liability, based on the best information available under given circumstances.

The hierarchy is broken down into three levels, based on the observability of inputs and assumptions, as follows:

•	Level 1 - Observable inputs obtained from independent sources, such as quoted prices for identical assets and liabilities in active markets.
•	Level 2 - Other inputs that are directly or indirectly observable in the market place.
•	Level 3 - Unobservable inputs which are supported by little or no market activity.

The following table present assets and liabilities measured at fair value on a recurring basis as of June 30, 2015:

	June 30, 2015
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$2,249	$-	$2,249

Total financial assets	$-	$2,249	$-	$2,249

Liabilities:
Payment obligation in connection with acquisitions	$-	$-	$7,646	$7,646
Derivative liabilities	-	18	-	18
Convertible debt	36,986	-	-	36,986

Total financial liabilities	$36,986	$18	$7,646	$44,650

The following table present assets and liabilities measured at fair value on a recurring basis as of December 31, 2014:

	December 31, 2014
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$1,349	$-	$1,349

Total financial assets	$-	$1,349	$-	$1,349

Liabilities:
Payment obligation in connection with acquisitions	$-	$-	$13,645	$13,645
Derivative liabilities	$-	$1,779	$-	$1,779
Convertible debt	$35,752	$-	$-	$35,752

Total financial liabilities	$35,752	$1,779	$13,645	$51,176

The following table summarizes the changes in the Company's liabilities measured at fair value using significant unobservable inputs (Level 3), during the six months ended June 30, 2015:

$

Total fair value as of January 1, 2015	13,645

Accretion of contingent liability related to acquisition	594
Reversal of contingent liability related to acquisition, net	(6,564)
Changes in fair value recognized in earnings with respect to the employees of Grow Mobile	160
Reclassification to accrued expenses	(189)

Total fair value as of June 30, 2015	7,646

f.              Internal-use Software Development

Costs incurred to develop software for internal use are capitalized and amortized over the estimated useful life of the software. Costs related to design or maintenance of internal-use software are expensed as incurred. For the six months ended June 30, 2014 and 2015, the Company capitalized $0 and $ 1,262 (including $34 of stock-based compensation), respectively. Amortization has not yet begun.

g.              Impact of recently issued accounting standard not yet adopted

In May 2014, the Financial Accounting Standards Board ("FASB") issued guidance related to revenue from contracts with customers. Under this guidance, revenue is recognized when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. The updated standard will replace most existing revenue recognition guidance under U.S. GAAP when it becomes effective and permits the use of either the retrospective or cumulative effect transition method. Early adoption is not permitted. The updated standard was expected to be effective for entities like the Company in the first quarter of 2017. However, on July 9, 2015, the FASB agreed to delay the effective date of this standard to annual reporting periods beginning after December 15, 2017. The Company is currently evaluating the effect that the updated standard will have on its consolidated financial statements and related disclosures.